Fair Value Measurements (Textual) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Credit Standing Adjustment	$ 12,000,000	$ 80,000,000
Percentage difference of sale trade price from prior days price	3.00%
Percentage difference of purchase trade price from current days price	3.00%
Percentage difference of weekly analyses identify price from published bond	5.00%
Percentage change of monthly analyses identify price	3.00%
Outperformance (underperformance) of the underlying actively managed fund compared to indices [Member]
Derivative [Line Items]
Pre-tax realized gains	106,000,000	(72,000,000)	104,000,000
Credit standing adjustment assumption net of reinsurance [Member]
Derivative [Line Items]
Pre-tax realized gains	(69,000,000)	55,000,000	(10,000,000)
Policyholder Behavior Assumptions [Member]
Derivative [Line Items]
Pre-tax realized gains	274,000,000	52,000,000	159,000,000
U.S. Treasuries [Member]
Derivative [Line Items]
Transfers from Level 1 to Level 2	2,500,000,000
Minimum [Member]
Derivative [Line Items]
Daily analyses identify price	3.00%
Maximum [Member]
Derivative [Line Items]
Daily analyses identify price	5.00%
Fair Value, Inputs, Level 3 [Member] | Alternative Assets [Member] | Limited Partnerships and Other Alternative Investments [Member] | Monthly NAV Calulation [Member]
Derivative [Line Items]
Assets accounted for at Fair Value on a recurring basis	$ 314,000,000